Warrant Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Warrant Liabilities
NOTE 12 - WARRANT LIABILITIES

	September 30, 2022	December 31, 2021
Derivative warrant liabilities - 2021 Debentures (a)	$13,363	$1,868,541
Derivative warrant liabilities - USD equity financing (b)	827,155	6,106,596
Warrant liability related to business acquisition (c)	—	709,835
Other warrant liability (c)	—	195,066

Total, all current	$840,518	$8,880,038

Derivative warrant liabilities
The Company issued warrants in conjunction with debt and equity transactions. Certain of these warrants are classified as derivatives which are recognized as financial liabilities. At the issuance date and each reporting date until warrants are exercised, the fair value of the liability is remeasured, with changes in the fair value recorded as gains or losses in the consolidated statements of loss and comprehensive loss. There were no new derivative warrants issued or warrants exercised in the three and nine months ended September 30, 2022.
a) Warrants associated with 2021 Debentures
The 2,107,787 common share purchase warrants entitle the holder to purchase one common share of the Company at an exercise price of US$6.87 and expire August 13, 2024. At September 30, 2022, the warrants were remeasured at a fair value of $13,363, resulting in a $375,889 and $1,884,958 gain on remeasurement for the three and nine months ended September 30, 2022. The fair value of derivative warrants at September 30, 2022 of $0.01 per warrant was calculated using the Black-Scholes option pricing model (“Black-Scholes model”) with the following inputs and assumptions: share price of $2.19, Canadian dollar equivalent exercise price of $9.41, risk-free rate of 4.20%, expected life of 1.9 years, expected volatility of 43%, and no expected dividends. These warrants are classified as a Level 3 fair value measurement.
b) Warrants associated with USD equity financing
The 2,415,000 common share purchase warrants entitle the holder to purchase one common share of the Company at an exercise price of US$4.75 and expire November 29, 2026. On February 15, 2022, these warrants commenced trading on the NASDAQ, under the symbol MCLDW, and as a result, these warrants are classified as a Level 1 fair value measurement (previously Level 3) at September 30, 2022 (Note 16(b)). At September 30, 2022, the warrants were remeasured at a fair value of $827,155, resulting in a $1,984,046 and $5,474,057 gain on remeasurement for the three and nine months ended September 30, 2022. The fair value of derivative warrants at September 30, 2022 of $0.34 (US$0.25) per warrant was based on the closing price of the warrants.
c) Other warrant liabilities
Warrant liability related to business acquisition
- During 2019, the Company assumed a warrant liability whereby the holder of the warrant has the option to convert the warrant into shares of Agnity, not the Company, by April 15, 2022, or receive a cash payment of US$552,250 at any time before the expiry of the warrant. The liability was measured at the Canadian dollar equivalent to its cash redemption amount which varies as a function of movements in exchange rates. The warrant holder elected to receive cash repayment. As a result of the deconsolidation of Agnity on July 29, 2022 (see Note 15) , the cash repayment obligation no longer resides with the Company.
Warrant liability related to ATB Financial
- At December 31, 2021, the Company had an obligation to issue warrants to ATB. The fair value of the warrants was measured at the date the services were received in the amount of $195,066. On January 17, 2022, the Company issued 183,486 share purchase warrants to ATB which gives them the ability to purchase an equivalent number of common shares of the Company at an exercise price of $5.45 per share, maturing one year from date of issuance (Note 13(b)).
Derivative warrant liabilities

The Company issued warrants in conjunction with debt and equity transactions. Certain of these warrants are classified as derivatives which are recognized as financial liabilities. The estimated fair value of the derivative warrant liabilities has been calculated using the Black-Scholes model. At the issuance date and each reporting date until warrants are exercised, the fair value of the liability is remeasured, with changes in the fair value recorded as gains or losses in the consolidated statements of loss and comprehensive loss.
In conjunction with the USD equity offering described at (b) below, the Company agreed to list the warrants issued as part of the unit offering on the NASDAQ. On February 15, 2022, these warrants commenced trading under the symbol MCLDW (Note 31).
Derivative warrant liabilities are classified as a Level 3 fair value measurement as further described in Note 26. There were no exercises of the warrants described below since issuance.
a) Warrants associated with 2021 Debentures
On August 13, 2021, the Company issued 2,107,787 common share purchase warrants in conjunction with the conversion and extinguishment of the 2021 Debentures (Note 14(b); 19(b)). The common share purchase warrants entitle the holder to purchase one common share of the Company at an exercise price of US$6.87 and mature in August 2024. The fair value of the warrants at August 13, 2021 was $5,947,689.
At December 31, 2021, the warrants were remeasured at a fair value of $1,868,541 and the Company recorded a gain on remeasurement since initial recognition of $4,177,825. The Black-Scholes model inputs and assumptions include:

	December 31, 2021	August 13, 2021

Share price at date of valuation	$6.18	$6.90

Exercise price	$8.74	$8.74

Risk free rate	0.88%	0.43%

Expected life (years)	2.62	3.00

Expected volatility 1	45.0%	71.5%

Fair value per warrant 2	$0.89	$2.82

1	Expected volatility at December 31, 2021 measured at implied volatility of traded warrants.

2	Considers a liquidity discount of 20% in determining the fair value per warrant as these warrants are not publicly traded.
b) Warrants associated with USD equity financing
On November 29, 2021, the Company issued 2,415,000 common share purchase warrants in conjunction with the November 2021 USD unit offering (Note 19). The common share purchase warrants entitle the holder to purchase one common share of the Company at an exercise price of US$4.75 and mature five years after issuance. The fair value of the warrants at issuance was $5,302,004 (US4,158,396) and at December 31, 2021, the remeasured fair value was $6,106,596. The Black-Scholes model inputs and assumptions include:

	December 31, 2021	November 29, 2021

Share price at date of valuation	$6.18	$5.70

Exercise price	$6.04	$6.05

Risk free rate	1.25%	1.18%

Expected life (years)	4.92	5.00

Expected volatility 1	45.0%	45.0%

Fair value per warrant	$2.53	$2.19

1	Expected volatility at represents implied volatility of the Company’s traded warrants.
c)	Other warrant liabilities

Warrant liability related to business acquisition
- Associated with the acquisition of Agnity, the Company assumed a warrant liability whereby the holder of the warrant has the option to convert the warrant into shares of Agnity, not the Company, by April 15, 2022, or receive a cash payment of US$552,250 at any time before the expiry of the warrant. The liability is measured at the Canadian dollar equivalent to its cash redemption amount which varies as a function of movements in exchange rates. The warrant holder elected to receive cash repayment resulting in the C$ equivalent of the cash payment being reclassed to trade payables and accrued liabilities at June 30, 2022.
Warrant liability related to ATB Financial
- At December 31, 2021, the Company had an obligation to issue warrants to ATB (Note 13). The fair value of the warrants was measured at the date the services were received in the amount of $195,066. On January 17, 2022, the Company issued 183,486 share purchase warrants to ATB to purchase an equivalent number of common shares of the Company at an exercise price of $5.45 per share, maturing one year from date of issuance (Note 31).

NOTE 15 - WARRANT LIABILITIES

	December 31, 2021	December 31, 2020

Derivative warrant liabilities - 2021 Debentures (a)	$1,868,541	$–

Derivative warrant liabilities - USD equity financing (b)	6,106,596	–

Warrant liability related to business acquisition (c)	709,835	710,924

Other warrant liability (c)	195,066	–

Total, all current	$8,880,038	$710,924